INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net consist of the following:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000
Finished goods at cost	19,093	16,234
Less: Allowance for inventories obsolescence	(473)	(473)
Inventories, net	18,620	15,761

SCHEDULE OF ANALYSIS OF ALLOWANCE

Movements in allowance for inventories obsolescence are as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Allowance for inventories obsolescence, beginning	492	473
Reversal of inventories obsolescence	(19)	-
Allowance for inventories obsolescence, ending	473	473